Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2015
Registrant Name	MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Central Index Key	0000063090
Amendment Flag	false
Document Creation Date	Mar. 28, 2016
Document Effective Date	Mar. 29, 2016
Prospectus Date	Mar. 29, 2016
Massachusetts Investors Growth Stock Fund | A
Prospectus:
Trading Symbol	MIGFX
Massachusetts Investors Growth Stock Fund | R3
Prospectus:
Trading Symbol	MIGHX
Massachusetts Investors Growth Stock Fund | R4
Prospectus:
Trading Symbol	MIGKX
Massachusetts Investors Growth Stock Fund | 529A
Prospectus:
Trading Symbol	EISTX
Massachusetts Investors Growth Stock Fund | 529B
Prospectus:
Trading Symbol	EMIVX
Massachusetts Investors Growth Stock Fund | 529C
Prospectus:
Trading Symbol	EMICX
Massachusetts Investors Growth Stock Fund | B
Prospectus:
Trading Symbol	MIGBX
Massachusetts Investors Growth Stock Fund | C
Prospectus:
Trading Symbol	MIGDX
Massachusetts Investors Growth Stock Fund | I
Prospectus:
Trading Symbol	MGTIX
Massachusetts Investors Growth Stock Fund | R1
Prospectus:
Trading Symbol	MIGMX
Massachusetts Investors Growth Stock Fund | R2
Prospectus:
Trading Symbol	MIRGX
Massachusetts Investors Growth Stock Fund | R5
Prospectus:
Trading Symbol	MIGNX